Financial Liabilities at Amortised Cost (Details) - Schedule of Interbank Borrowings - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Interbank Borrowings [Line Items]
Loans from Chilean Central Bank	$ 0	$ 0
Loans from chilean financial institutions	30,052	52,311
Total	3,434,237	4,337,947
Chilean Central Bank
Schedule of Interbank Borrowings [Line Items]
Loans from Chilean Central Bank	0	0
Subtotal
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	3,404,185	4,285,636
State Bank Of India
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	503,802	776,749
International Finance Corporate
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	489,946	296,139
Hong Kong and Shanghai Banking
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	378,852	397,288
Wells Fargo Bank NA
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	371,999	538,546
Citibank N.A.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	190,226	385,461
Bank of America
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	180,301	179,688
Standard Chartered Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	147,040	161,666
Commerzbank Ag
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	133,285	151,921
The Bank Of New York Mellon
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	133,014	220,051
Zurcher Kantonalbank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	127,768	148,656
Caixabank Sa
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	113,522	127,882
JPMorgan Chase Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	92,236	52,224
Banco de Desarrollo de América Latina y el Caribe
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	92,096	101,000
Sumitomo Mitsui Banking Corporation
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	90,322	249,618
Banco Santander
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	89,375	0
Agricultural Bank Of China
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	81,336	3,034
Instituto De Credito Oficial
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	49,881	5,519
Banco Bilbao Vizcaya Argentaria
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	46,070	150,848
Lloyds Bank Plc
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	27,750	30,087
Banco Santander Singapur
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	15,605	29,132
Bank Of China
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	13,672	1,738
Banco Santander Hong Kong
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	10,903	55,982
Abanca Corporacion Bancaria S.A.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	9,267	25,351
CORFO
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	3,288	0
China Merchants Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	3,056	300
Santander Madrid
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	2,668	0
Industrial And Commercial Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	2,341	471
China Construction Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	1,266	75
China CITIC Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	1,137	0
Bnp Paribas Sa
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	287	51,235
Banco Santander Mexico
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	263	0
Industrial Bank of Korea
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	262	0
Shanghai Pudong Development Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	250	0
Banco De Sabadell S.A.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	220	0
Bancomer S.A.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	200	0
Banco Santander Brasil
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	143	0
Santander UK plc
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	132	0
Credit Agricole Italia SPA
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	73	0
Korea Exchange Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	70	171
Kbc Bank Nv
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	57	274
Wachovia Bank Na
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	55	163
Taiwan Cooperative Bank Ltd
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	49	0
Bank Of Communications
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	36	157
Bank for Investment and Development
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	35	134
Export-Import Bank of Thailand
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	29	0
Saudi National Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	103,009
Bank Of Baroda
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	19,900
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	14,918
Dresdner Bank Frankfurt
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	3,243
Banco De La Provincia De Buenos Aires
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	865
Mufg Bank, Ltd.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	460
Cassa Di Risparmio Di Parma E
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	414
Itau Unibanco S/A
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	262
Banco Santander Central Hispano
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	209
Turkiye Garanti Bankasi
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	187
The Industrial And Commercial
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	152
Shinhan Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	139
Finansbank A.S.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	90
Hua Nan Commercial Bank, Ltd.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	71
Arab Bank Plc
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	40
Intesa Sanpaolo Spa
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	30
Icici Bank Limited
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	28
National Bank Of Greece S.A.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	21
Deutsche Bank Ag
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	18
Deutsche Bank Ag
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	18
Santander Madrid Rrhh Convenio Social
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	$ 0	$ 2